Equity - Noncontrolling interest (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Stockholders Equity [Line Items]
Total noncontrolling interest	$ 916,506	$ 869,981
Paid-in capital
Stockholders Equity [Line Items]
Total noncontrolling interest	107,461	107,461
Additional paid-in capital
Stockholders Equity [Line Items]
Total noncontrolling interest	807,953	807,953
Foreign currency translation loss attributed to non-controlling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	14,588	(33,828)
Net loss attributed to noncontrolling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	$ (13,496)	$ (11,520)